SHARED BASED COMPENSATION AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of warrants outstanding

	2024		2023
	Warrants	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price

Warrants outstanding, January 1,	400,000	$4.00	200,000	$3.00
Issued	-	-	200,000	5.00
Exercised	-	-	-	-
Expired	-	-	-	-
Warrants outstanding, December 31,	400,000	$4.00	400,000	$4.00

Warrants exercisable, December 31,	400,000	$4.00	400,000	$4.00